Significant accounting policies - Summary of effective date of new pronouncement (Detail)	12 Months Ended
Mar. 31, 2021
Reference to the Conceptual Framework – Amendments to IFRS 3 [member]
Disclosure Of Effective Date Of New Pronouncement [Line Items]
Effective date	Jan. 01, 2022
Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16 [member]
Disclosure Of Effective Date Of New Pronouncement [Line Items]
Effective date	Jan. 01, 2022
Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37 [member]
Disclosure Of Effective Date Of New Pronouncement [Line Items]
Effective date	Jan. 01, 2022
AIP IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter [member]
Disclosure Of Effective Date Of New Pronouncement [Line Items]
Effective date	Jan. 01, 2022
AIP IFRS 9 Financial Instruments – Fees in the ‘10 per cent' test for derecognition of financial liabilities [member]
Disclosure Of Effective Date Of New Pronouncement [Line Items]
Effective date	Jan. 01, 2022
AIP IAS 41 Agriculture – Taxation in fair value measurements [member]
Disclosure Of Effective Date Of New Pronouncement [Line Items]
Effective date	Jan. 01, 2022
IFRS 17 Insurance Contracts [member]
Disclosure Of Effective Date Of New Pronouncement [Line Items]
Effective date	Jan. 01, 2023
Classification of Liabilities as Current or Non-current - Amendments to IAS 1 [member]
Disclosure Of Effective Date Of New Pronouncement [Line Items]
Effective date	Jan. 01, 2023
Definition of Accounting Estimates - Amendments to IAS 8 [member]
Disclosure Of Effective Date Of New Pronouncement [Line Items]
Effective date	Jan. 01, 2023
Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2 [member]
Disclosure Of Effective Date Of New Pronouncement [Line Items]
Effective date	Jan. 01, 2023